Fee and commission income	12 Months Ended
Dec. 31, 2023
Fee and commission income [abstract]
Fee and commission income
25. Fee and commission income

	2023	2022	2021
Linked to credit cards	116,614,858	96,446,245	96,349,100
Linked to deposits and oth er	84,330,593	105,117,264	102,177,447
Linked to loans and other	25,720,503	20,710,903	16,740,732
From foreign currency transactions	10,834,946	10,966,990	12,482,747
Insurance agent fee s	9,635,209	10,964,732	11,961,149
Linked to securities	6,693,634	2,826,789	3,514,269
Fees linked to loan commitments	407,453	—	—
From guarantees granted	105,462	11,067	57,020

TOTAL	254,342,658	247,043,990	243,282,464